EVENTS AFTER THE BALANCE SHEET DATE (Details Narrative) - USD ($) $ in Thousands				4 Months Ended	12 Months Ended
	Jul. 07, 2023	Jul. 05, 2023	Jun. 30, 2023	Jul. 28, 2023	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares sold				186,604	2,425,999
Net proceeds from sale				$ 600
Intensity [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	585,000	3,900,000
Net proceeds from sale		$ 16,200
Price per share		5.00	5.96
Interest intensity shares					644,229
Interest intensity value					$ 2,087
Additional antidilution shares					2,659
Percentage of voting equity interests acquired	4.70%